Description of business and summary of significant accounting policies (Details Narrative) - USD ($)		12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Finite lived patents gross		$ 10,787,675		$ 10,787,675
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Legal fees		$ 40,000.00	$ 100,000
Operating lease liabilites		358,169		$ 108,857
Issuance of shares	1,275,000
Share price	$ 7.00
Proceeds of issuance of IPO	$ 8,900,000
IPO [Member]
Proceeds of issuance of IPO	7,700,000
Underwriting commission and other offering expenses	$ 1,200,000
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Operating lease asset		1,000,000.0
Operating lease liabilites		$ 400,000